SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Application of new standards and accounting pronouncements not in force	Application of new standards for the year 2025 :
Accounting pronouncements with implementation effective from January 1, 2025:

	Issuance Date	Effective Date:
(i) Standards and amendments

Amendments to IAS 21: Lack of Exchangeability	August 2023	01/01/2025

Accounting pronouncements not in force for the financial year beginning on January 1, 2025:

	Issuance Date	Effective Date:
(i) Standards and amendments

IFRS 18: Presentation and disclosures in the financial statements	April 2024	01/01/2027

Amendment to IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments	May 2024	01/01/2026

IFRS 19 Subsidiaries without Public Accountability: Disclosures	May 2024	01/01/2027

Amendments to Illustrative Examples on IFRS 7, IFRS 18, IAS 1, IAS 8, IAS 36 and IAS 37: Disclosures about Uncertainties in the Financial Statements	November 2025	01/01/2027